Cover	Oct. 25, 2021
Cover [Abstract]
Entity Registrant Name	PREMIER PRODUCT GROUP, INC.
Entity Central Index Key	0001301838
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 25, 2021
Entity Incorporation State Country Code	DE
Entity File Number	000-51232
Entity Tax Identification Number	85-3285491
Entity Address Address Line 1	6303 Owensmouth
Entity Address Address Line 2	#1058
Entity Address City Or Town	Woodland Hills
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91367
City Area Code	818
Local Phone Number	798-1878
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false